Loans and borrowings - Summary of Senior convertible notes (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020
Disclosure of Detailed Information Of Senior Convertible Notes Explanatory [Line Items]
Proceeds from Issue of Convertible Notes		$ 342,900
Senior Convertible Notes [Member]
Disclosure of Detailed Information Of Senior Convertible Notes Explanatory [Line Items]
Debt Instrument Maturity Date	Apr. 15, 2025	Apr. 30, 2020
Nominal issue	$ 350,000	$ 350,000
Borrowing costs recognised as expense		(7,102)
Proceeds from Issue of Convertible Notes		$ 342,898